EQUITY METHOD INVESTMENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Feb. 29, 2016	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2016 SGD / shares	Feb. 01, 2016	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Oct. 07, 2014 $ / shares
Equity Method Investment [Roll Forward]
Beginning balance				$ 6,225	$ 6,225
Share of income / (loss)					(381)	$ (433)	$ 0
Impairment loss					(2,142)	(4,600)	0
Ending Balance					4,224	6,225
Equity method investments				6,225	6,225	6,225		$ 4,224			$ 6,225	$ 11,346
Share price (in SGD per share) | $ / shares													$ 7.85
Gain on purchase					24	0	0
United Freight Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage								50.00%			50.00%
Equity Method Investment [Roll Forward]
Beginning balance				770	770	0
Acquired as a result of the Merger					0	630
Dividends received from associated companies					0	0
Share of income / (loss)					(149)	140
Impairment loss					0	0
Equity contribution					0
Ending Balance					621	770	0
Equity method investments				770	770	0	0	$ 621			$ 770
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage								50.00%			50.00%
Equity Method Investment [Roll Forward]
Beginning balance				4,958	4,958	0
Acquired as a result of the Merger					0	10,379
Dividends received from associated companies					0	0
Share of income / (loss)					(694)	(821)
Impairment loss				(2,200)	(2,142)	(4,600)
Equity contribution		$ 800			750
Ending Balance					2,872	4,958	0
Equity method investments				4,958	4,958	0	0	$ 2,872			$ 4,958
Equity Method Investment, Aggregate Cost		5,300		5,300							9,600
Equity Method Investments		$ 3,100		3,100							$ 5,000
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage								22.19%			21.25%
Equity Method Investment [Roll Forward]
Beginning balance				497	497	0
Acquired as a result of the Merger					28	337
Dividends received from associated companies					(256)	(88)	0
Share of income / (loss)					462	248
Impairment loss					0	0
Equity contribution					0
Ending Balance					731	497	0
Equity method investments				497	497	$ 0	0	$ 731			$ 497
Shares acquired | shares	5,156
Share price (in SGD per share) | SGD / shares									SGD 1
Net asset value (in dollars per share) | $ / shares	$ 5.47
Gain on purchase	$ 0
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage								25.00%		20.00%	20.00%	20.00%
Equity Method Investment [Roll Forward]
Number of joint venture partners			4			5
Equity method investments												$ 0
Total [Member]
Equity Method Investment [Roll Forward]
Beginning balance				6,225	6,225	$ 0
Acquired as a result of the Merger					28	11,346
Dividends received from associated companies					(256)	(88)
Share of income / (loss)					(381)	(433)
Impairment loss					(2,142)	(4,600)
Equity contribution					750
Ending Balance					4,224	6,225	0
Equity method investments				$ 6,225	$ 6,225	$ 0	$ 0	$ 4,224			$ 6,225